iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(unaudited)
July 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .2%
Axon Enterprise, Inc.
(a)
..................... 11,746 $ 8,873,986
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 19,128 2,205,841
Expeditors International of Washington, Inc. ....... 22,254 2,586,805
United Parcel Service, Inc. , Class B ............ 118,654 10,223,229
15,015,875
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 37,061 2,543,867
Autoliv, Inc. ............................. 12,338 1,376,304
BorgWarner, Inc. ......................... 35,322 1,299,850
5,220,021
a
Automobiles  —  3 .1%
Harley-Davidson, Inc. ...................... 20,573 500,541
Lucid Group, Inc.
(a) (b)
....................... 194,926 479,518
Rivian Automotive, Inc. , Class A
(a) (b)
............. 127,162 1,636,575
Tesla, Inc.
(a)
............................. 468,292 144,360,375
146,977,009
a
Banks  —  1 .0%
Bank of Hawaii Corp. ...................... 6,937 429,261
Cathay General Bancorp .................... 11,176 505,379
Citizens Financial Group, Inc. ................ 71,163 3,395,898
Comerica, Inc. ........................... 21,094 1,425,322
Huntington Bancshares, Inc. ................. 235,619 3,871,220
International Bancshares Corp. ............... 9,160 624,529
KeyCorp ............................... 151,298 2,711,260
M&T Bank Corp. ......................... 26,260 4,955,262
Old National Bancorp ...................... 51,330 1,083,576
PNC Financial Services Group, Inc. (The) ........ 63,906 12,159,395
Regions Financial Corp. .................... 146,991 3,723,282
Truist Financial Corp. ...................... 211,553 9,246,982
Zions Bancorp NA ........................ 23,971 1,285,325
45,416,691
a
Beverages  —  1 .7%
Coca-Cola Co. (The) ...................... 661,361 44,899,798
Keurig Dr Pepper, Inc. ..................... 208,006 6,791,396
PepsiCo, Inc. ........................... 221,727 30,580,588
82,271,782
a
Biotechnology  —  2 .7%
AbbVie, Inc. ............................ 286,196 54,096,768
Amgen, Inc. ............................ 86,986 25,669,569
Biogen, Inc.
(a)
........................... 23,482 3,005,696
BioMarin Pharmaceutical, Inc.
(a)
............... 30,917 1,788,548
Gilead Sciences, Inc. ...................... 201,668 22,645,300
Vertex Pharmaceuticals, Inc.
(a)
................ 41,534 18,975,638
126,181,519
a
Broadline Retail  —  0 .0%
Kohl's Corp.
(b)
........................... 18,471 200,226
a
Building Products  —  1 .1%
A O Smith Corp. ......................... 18,847 1,334,179
Allegion PLC ............................ 13,930 2,311,266
Builders FirstSource, Inc.
(a)
.................. 18,559 2,359,406
Carrier Global Corp. ....................... 125,617 8,619,838
Fortune Brands Innovations, Inc. .............. 20,005 1,091,073
Johnson Controls International PLC ............ 106,645 11,197,725
Lennox International, Inc. ................... 5,178 3,153,402
Masco Corp. ............................ 34,120 2,324,595
Security Shares Value
a
Building Products (continued)
Owens Corning .......................... 13,810 $ 1,925,528
Trane Technologies PLC .................... 36,334 15,917,199
50,234,211
a
Capital Markets  —  4 .4%
Ameriprise Financial, Inc. ................... 15,656 8,112,783
Bank of New York Mellon Corp. (The) ........... 115,847 11,752,678
BlackRock, Inc.
(c)
......................... 23,805 26,328,568
Cboe Global Markets, Inc. ................... 16,909 4,075,745
Charles Schwab Corp. (The) ................. 278,679 27,235,299
CME Group, Inc. , Class A ................... 58,384 16,247,099
FactSet Research Systems, Inc. ............... 6,096 2,456,078
Franklin Resources, Inc. .................... 46,764 1,122,336
Intercontinental Exchange, Inc. ............... 92,854 17,162,205
Invesco Ltd. ............................ 57,964 1,217,823
MarketAxess Holdings, Inc. .................. 6,020 1,237,110
Moody's Corp. ........................... 26,153 13,487,887
Morgan Stanley .......................... 195,841 27,899,509
Nasdaq, Inc. ............................ 69,917 6,727,414
Northern Trust Corp. ....................... 31,491 4,093,830
Raymond James Financial, Inc. ............... 31,414 5,250,222
S&P Global, Inc. ......................... 50,787 27,988,716
State Street Corp. ........................ 46,616 5,209,338
T Rowe Price Group, Inc. ................... 36,580 3,711,041
211,315,681
a
Chemicals  —  1 .8%
Air Products and Chemicals, Inc. .............. 36,038 10,374,619
Albemarle Corp. ......................... 18,969 1,287,047
Axalta Coating Systems Ltd.
(a)
................ 35,074 993,296
Ecolab, Inc. ............................ 41,307 10,812,520
HB Fuller Co. ........................... 8,862 498,044
International Flavors & Fragrances, Inc. .......... 41,134 2,921,748
Linde PLC ............................. 76,502 35,210,811
LyondellBasell Industries N.V. , Class A .......... 41,790 2,420,895
Minerals Technologies, Inc. .................. 5,218 303,427
Mosaic Co. (The) ......................... 51,885 1,868,379
PPG Industries, Inc. ....................... 36,669 3,868,579
Sherwin-Williams Co. (The) .................. 38,663 12,792,813
83,352,178
a
Commercial Services & Supplies  —  0 .3%
Copart, Inc.
(a)
........................... 148,273 6,721,215
Deluxe Corp. ............................ 6,766 108,933
HNI Corp. .............................. 7,855 404,061
Interface, Inc. ........................... 9,555 197,024
Steelcase, Inc. , Class A .................... 13,252 136,893
Tetra Tech, Inc. .......................... 41,131 1,511,153
Veralto Corp. ............................ 39,952 4,188,168
13,267,447
a
Communications Equipment  —  1 .2%
Cisco Systems, Inc. ....................... 643,554 43,813,156
F5, Inc.
(a)
.............................. 9,409 2,948,969
Motorola Solutions, Inc. .................... 27,041 11,870,458
58,632,583
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 7,344 4,608,287
Granite Construction, Inc. ................... 6,868 648,820
Quanta Services, Inc. ...................... 24,003 9,748,338
15,005,445
a

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Construction Materials  —  0 .3%
CRH PLC .............................. 109,665 $ 10,467,524
Martin Marietta Materials, Inc. ................ 9,931 5,709,134
16,176,658
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 44,560 1,686,596
American Express Co. ..................... 90,764 27,166,573
Synchrony Financial ....................... 62,855 4,379,108
33,232,277
a
Consumer Staples Distribution & Retail  —  0 .5%
Kroger Co. (The) ......................... 101,436 7,110,664
Sysco Corp. ............................ 79,565 6,333,374
Target Corp. ............................ 73,972 7,434,186
United Natural Foods, Inc.
(a)
.................. 9,575 264,653
21,142,877
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 12,757 2,140,242
Ball Corp. .............................. 43,344 2,481,877
International Paper Co. ..................... 81,012 3,786,501
Sealed Air Corp. ......................... 24,703 723,057
Sonoco Products Co. ...................... 16,040 722,923
9,854,600
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 22,423 2,889,876
LKQ Corp. ............................. 42,514 1,252,888
Pool Corp. ............................. 6,177 1,903,381
6,046,145
a
Diversified Telecommunication Services  —  0 .6%
Lumen Technologies, Inc.
(a)
.................. 156,431 696,118
Verizon Communications, Inc. ................ 682,652 29,190,200
29,886,318
a
Electric Utilities  —  0 .2%
Eversource Energy ....................... 59,165 3,910,806
Exelon Corp. ............................ 163,333 7,340,185
11,250,991
a
Electrical Equipment  —  0 .8%
Acuity, Inc. ............................. 5,051 1,572,629
Eaton Corp. PLC ......................... 63,409 24,394,710
Hubbell, Inc. ............................ 8,689 3,801,264
Rockwell Automation, Inc. ................... 18,281 6,429,611
Sensata Technologies Holding PLC ............ 24,278 746,791
36,945,005
a
Electronic Equipment, Instruments & Components  —  0 .7%
Cognex Corp. ........................... 27,855 1,135,648
Corning, Inc. ............................ 131,366 8,307,586
Flex Ltd.
(a) (b)
............................ 62,591 3,121,413
Itron, Inc.
(a)
............................. 7,523 936,914
Keysight Technologies, Inc.
(a) (b)
................ 28,009 4,590,955
TE Connectivity PLC ...................... 48,192 9,915,504
Trimble, Inc.
(a)
........................... 39,532 3,316,340
Zebra Technologies Corp. , Class A
(a)
............ 8,281 2,807,425
34,131,785
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 159,578 7,188,989
Core Laboratories, Inc.
(b)
.................... 7,822 85,573
Halliburton Co. .......................... 139,252 3,119,245
NOV, Inc. .............................. 63,773 802,264
Security Shares Value
a
Energy Equipment & Services (continued)
TechnipFMC PLC ........................ 67,912 $ 2,469,959
13,666,030
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ....................... 40,198 6,129,793
Walt Disney Co. (The) ..................... 292,439 34,832,409
Warner Bros Discovery, Inc. , Series A
(a)
.......... 376,808 4,962,562
45,924,764
a
Financial Services  —  4 .0%
Equitable Holdings, Inc. .................... 50,502 2,593,278
Fidelity National Information Services, Inc. ........ 85,570 6,795,114
Mastercard, Inc. , Class A .................... 131,742 74,627,891
PayPal Holdings, Inc.
(a)
..................... 151,818 10,439,005
Visa, Inc. , Class A ........................ 278,781 96,310,472
Voya Financial, Inc. ....................... 15,796 1,105,720
Western Union Co. (The) ................... 50,847 409,318
192,280,798
a
Food Products  —  0 .9%
Archer-Daniels-Midland Co. .................. 77,469 4,197,270
Bunge Global SA ......................... 21,645 1,726,405
Conagra Brands, Inc. ...................... 77,610 1,417,159
Darling Ingredients, Inc.
(a)
................... 25,815 835,890
General Mills, Inc. ........................ 88,467 4,333,114
Hormel Foods Corp. ....................... 48,578 1,364,556
Ingredion, Inc. ........................... 10,572 1,390,641
J M Smucker Co. (The) ..................... 17,120 1,837,661
Kellanova .............................. 44,775 3,574,388
Kraft Heinz Co. (The) ...................... 145,979 4,008,583
Lamb Weston Holdings, Inc. ................. 21,890 1,249,262
McCormick & Co., Inc. , NVS ................. 40,687 2,873,723
Mondelez International, Inc. , Class A ............ 209,294 13,539,229
The Campbell's Company ................... 31,269 998,106
43,345,987
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 25,678 4,003,714
New Jersey Resources Corp. ................. 16,265 746,726
UGI Corp. .............................. 33,897 1,226,393
5,976,833
a
Ground Transportation  —  1 .0%
ArcBest Corp. ........................... 3,999 292,447
Avis Budget Group, Inc.
(a)
................... 2,913 495,909
CSX Corp. ............................. 306,069 10,877,692
JB Hunt Transport Services, Inc. .............. 13,108 1,888,207
Knight-Swift Transportation Holdings, Inc. , Class A .. 25,870 1,099,475
Norfolk Southern Corp. ..................... 36,678 10,196,484
Ryder System, Inc. ........................ 6,811 1,210,383
U-Haul Holding Co. , Series N , NVS ............. 15,534 807,768
Union Pacific Corp. ....................... 96,815 21,490,026
48,358,391
a
Health Care Equipment & Supplies  —  1 .1%
Align Technology, Inc.
(a)
..................... 11,238 1,449,814
Becton Dickinson & Co. .................... 46,391 8,269,196
Cooper Companies, Inc. (The)
(a)
............... 32,398 2,290,215
DENTSPLY SIRONA, Inc. ................... 33,335 477,024
Dexcom, Inc.
(a)
.......................... 63,067 5,093,922
Edwards Lifesciences Corp.
(a)
................ 94,627 7,504,867
Hologic, Inc.
(a)
........................... 36,639 2,448,218
IDEXX Laboratories, Inc.
(a)
................... 13,099 6,998,927
Insulet Corp.
(a)
........................... 11,425 3,294,970
ResMed, Inc. ........................... 23,815 6,476,251
STERIS PLC ............................ 15,868 3,593,943

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ................ 32,154 $ 2,946,914
50,844,261
a
Health Care Providers & Services  —  1 .3%
Cardinal Health, Inc. ....................... 39,315 6,102,474
Cencora, Inc. ........................... 29,767 8,515,743
Centene Corp.
(a)
......................... 80,134 2,089,093
Cigna Group (The) ........................ 43,959 11,753,757
DaVita, Inc.
(a)
............................ 7,107 997,610
Elevance Health, Inc. ...................... 36,573 10,353,085
HCA Healthcare, Inc. ...................... 29,838 10,562,354
Henry Schein, Inc.
(a)
....................... 17,818 1,205,388
Humana, Inc. ........................... 19,374 4,840,981
Labcorp Holdings, Inc. ..................... 13,572 3,529,806
Pediatrix Medical Group, Inc.
(a)
................ 13,125 160,781
Quest Diagnostics, Inc. ..................... 17,910 2,998,313
Select Medical Holdings Corp. ................ 17,574 259,920
63,369,305
a
Health Care REITs  —  0 .5%
Healthpeak Properties, Inc. .................. 112,407 1,904,175
Ventas, Inc. ............................ 70,708 4,750,163
Welltower, Inc. ........................... 104,746 17,290,422
23,944,760
a
Health Care Technology  —  0 .2%
Teladoc Health, Inc.
(a)
...................... 26,712 192,593
Veeva Systems, Inc. , Class A
(a)
............... 24,963 7,094,485
7,287,078
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 113,813 1,789,140
a
Hotels, Restaurants & Leisure  —  2 .6%
Aramark ............................... 42,890 1,825,398
Booking Holdings, Inc. ..................... 5,307 29,210,047
Choice Hotels International, Inc.
(b)
.............. 4,674 596,917
Darden Restaurants, Inc. ................... 19,026 3,836,974
Domino's Pizza, Inc. ....................... 5,258 2,435,558
Hilton Worldwide Holdings, Inc. ............... 38,704 10,375,768
Jack in the Box, Inc. ....................... 3,351 66,015
Marriott International, Inc. , Class A ............. 37,810 9,975,412
McDonald's Corp. ........................ 115,682 34,712,698
Royal Caribbean Cruises Ltd. ................ 41,366 13,149,010
Starbucks Corp. .......................... 183,520 16,362,643
Vail Resorts, Inc. ......................... 6,136 921,995
123,468,435
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 3,615 107,619
Garmin Ltd. ............................. 24,762 5,416,935
La-Z-Boy, Inc. ........................... 6,543 235,352
Meritage Homes Corp. ..................... 11,980 806,733
Mohawk Industries, Inc.
(a)
................... 8,679 993,832
Newell Brands, Inc. ....................... 64,284 360,633
Whirlpool Corp. .......................... 8,759 727,347
8,648,451
a
Household Products  —  1 .7%
Church & Dwight Co., Inc. ................... 39,478 3,701,852
Clorox Co. (The) ......................... 20,047 2,517,101
Colgate-Palmolive Co. ..................... 124,485 10,438,067
Kimberly-Clark Corp. ...................... 53,824 6,707,547
Procter & Gamble Co. (The) ................. 379,316 57,075,679
80,440,246
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. .................... 9,354 $ 836,341
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 87,134 13,002,135
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 150,006 16,017,641
a
Insurance  —  2 .3%
Allstate Corp. (The) ....................... 42,914 8,722,271
Arthur J Gallagher & Co. .................... 41,313 11,867,159
Chubb Ltd. ............................. 61,498 16,360,928
Hartford Insurance Group, Inc. (The) ............ 46,105 5,735,001
Lincoln National Corp. ..................... 28,882 1,100,693
Loews Corp. ............................ 28,888 2,615,520
Marsh & McLennan Companies, Inc. ............ 79,707 15,877,634
Principal Financial Group, Inc. ................ 36,339 2,828,264
Progressive Corp. (The) .................... 94,850 22,957,494
Prudential Financial, Inc. .................... 57,257 5,930,680
Travelers Companies, Inc. (The) ............... 36,746 9,562,779
Willis Towers Watson PLC ................... 16,058 5,071,277
108,629,700
a
Interactive Media & Services  —  7 .1%
Alphabet, Inc. , Class A ..................... 943,581 181,073,194
Alphabet, Inc. , Class C , NVS ................. 800,306 154,347,015
ZoomInfo Technologies, Inc.
(a)
................ 42,100 455,943
335,876,152
a
IT Services  —  1 .7%
Accenture PLC , Class A .................... 101,213 27,033,992
Akamai Technologies, Inc.
(a)
.................. 23,600 1,800,916
ASGN, Inc.
(a)
............................ 7,538 377,955
Cognizant Technology Solutions Corp. , Class A ..... 80,054 5,744,675
Gartner, Inc.
(a)
........................... 12,404 4,200,615
International Business Machines Corp. .......... 150,001 37,972,753
Okta, Inc. , Class A
(a)
....................... 26,545 2,596,101
Twilio, Inc. , Class A
(a)
...................... 23,507 3,032,403
82,759,410
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 21,292 1,600,307
Mattel, Inc.
(a)
............................ 52,040 885,200
Topgolf Callaway Brands Corp.
(a)
.............. 24,278 224,572
2,710,079
a
Life Sciences Tools & Services  —  0 .9%
Agilent Technologies, Inc. ................... 46,104 5,293,200
Bio-Techne Corp. ......................... 25,632 1,402,839
Danaher Corp. .......................... 104,268 20,557,479
Illumina, Inc.
(a)
........................... 25,783 2,648,172
IQVIA Holdings, Inc.
(a)
...................... 28,481 5,293,479
Mettler-Toledo International, Inc.
(a) (b)
............ 3,370 4,157,501
Waters Corp.
(a)
.......................... 9,546 2,756,503
West Pharmaceutical Services, Inc. ............ 11,665 2,790,968
44,900,141
a
Machinery  —  3 .0%
AGCO Corp. ............................ 10,294 1,214,383
Caterpillar, Inc. .......................... 77,326 33,870,335
CNH Industrial N.V. ....................... 141,247 1,830,561
Cummins, Inc. ........................... 22,282 8,191,309
Deere & Co. ............................ 41,660 21,845,254
Dover Corp. ............................ 22,249 4,030,184
Flowserve Corp. ......................... 21,417 1,200,209
Fortive Corp. ............................ 54,975 2,634,952

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Machinery (continued)
Graco, Inc. ............................. 27,228 $ 2,286,607
IDEX Corp. ............................. 12,272 2,006,595
Illinois Tool Works, Inc. ..................... 45,031 11,526,585
Ingersoll Rand, Inc.
(b)
...................... 65,231 5,520,500
Lincoln Electric Holdings, Inc. ................ 9,025 2,197,587
Middleby Corp. (The)
(a)
..................... 8,668 1,258,594
PACCAR, Inc. ........................... 85,099 8,404,377
Parker-Hannifin Corp. ...................... 20,815 15,234,498
Pentair PLC ............................ 26,848 2,743,866
Snap-on, Inc. ........................... 8,470 2,720,479
Stanley Black & Decker, Inc. ................. 24,968 1,689,085
Tennant Co. ............................ 2,996 247,290
Timken Co. (The) ......................... 10,755 818,348
Westinghouse Air Brake Technologies Corp. ....... 27,745 5,328,427
Xylem, Inc. ............................. 39,402 5,698,317
142,498,342
a
Media  —  0 .1%
Cable One, Inc. .......................... 730 93,425
John Wiley & Sons, Inc. , Class A .............. 7,268 280,545
New York Times Co. (The) , Class A ............. 24,828 1,288,325
Omnicom Group, Inc. ...................... 31,442 2,265,396
Scholastic Corp. ......................... 4,232 104,404
4,032,095
a
Metals & Mining  —  0 .2%
Compass Minerals International, Inc.
(a)
........... 5,759 114,777
Newmont Corp. .......................... 182,106 11,308,782
11,423,559
a
Multi-Utilities  —  0 .5%
Avista Corp. ............................ 12,493 465,989
CMS Energy Corp. ........................ 48,347 3,568,009
Consolidated Edison, Inc. ................... 58,192 6,022,872
NiSource, Inc. ........................... 75,527 3,206,121
Sempra ............................... 105,321 8,602,619
21,865,610
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 24,095 1,576,536
COPT Defense Properties ................... 18,828 513,628
2,090,164
a
Oil, Gas & Consumable Fuels  —  1 .0%
Cheniere Energy, Inc. ...................... 35,999 8,491,444
HF Sinclair Corp. ......................... 25,960 1,140,682
Marathon Petroleum Corp. .................. 50,331 8,565,833
ONEOK, Inc. ............................ 101,044 8,296,723
Phillips 66 .............................. 65,817 8,133,665
Targa Resources Corp. ..................... 35,153 5,849,811
Valero Energy Corp. ....................... 51,119 7,019,150
47,497,308
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 26,340 1,401,551
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 37,695 3,518,451
a
Pharmaceuticals  —  1 .2%
Bristol-Myers Squibb Co. .................... 329,429 14,267,570
Jazz Pharmaceuticals PLC
(a)
................. 9,302 1,066,288
Merck & Co., Inc. ......................... 407,114 31,803,746
Zoetis, Inc. , Class A ....................... 72,054 10,504,753
57,642,357
a
Security Shares Value
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 65,882 $ 20,390,479
Broadridge Financial Solutions, Inc. ............ 18,857 4,667,296
Exponent, Inc. ........................... 8,358 576,368
Heidrick & Struggles International, Inc. .......... 2,923 130,161
ICF International, Inc. ...................... 3,127 262,324
Jacobs Solutions, Inc. ...................... 19,795 2,808,317
ManpowerGroup, Inc. ...................... 7,580 312,675
Paycom Software, Inc. ..................... 8,358 1,935,211
Robert Half, Inc. ......................... 17,114 631,678
TransUnion ............................. 31,571 3,005,243
34,719,752
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 48,440 7,544,046
Jones Lang LaSalle, Inc.
(a)
................... 7,637 2,064,739
9,608,785
a
Residential REITs  —  0 .2%
AvalonBay Communities, Inc. ................ 22,870 4,260,224
Equity Residential ........................ 55,280 3,493,696
UDR, Inc. .............................. 50,197 1,972,240
9,726,160
a
Retail REITs  —  0 .2%
Federal Realty Investment Trust ............... 13,185 1,215,130
Macerich Co. (The) ....................... 40,203 671,792
Simon Property Group, Inc. .................. 52,714 8,634,026
10,520,948
a
Semiconductors & Semiconductor Equipment  —  18 .3%
Advanced Micro Devices, Inc.
(a)
............... 262,888 46,349,783
Analog Devices, Inc. ....................... 80,310 18,040,035
Applied Materials, Inc. ..................... 131,498 23,677,530
First Solar, Inc.
(a)
......................... 16,395 2,864,698
Intel Corp. ............................. 705,411 13,967,138
Lam Research Corp. ...................... 207,841 19,711,641
Microchip Technology, Inc. ................... 86,944 5,876,545
NVIDIA Corp. ........................... 3,947,088 702,068,543
NXP Semiconductors N.V. ................... 41,153 8,797,277
ON Semiconductor Corp.
(a)
.................. 68,140 3,840,370
Skyworks Solutions, Inc. .................... 24,813 1,700,683
Texas Instruments, Inc. ..................... 147,213 26,654,386
873,548,629
a
Software  —  19 .2%
Adobe, Inc.
(a)
............................ 68,982 24,674,172
Atlassian Corp. , Class A
(a)
................... 26,530 5,087,923
Autodesk, Inc.
(a)
.......................... 34,414 10,431,227
Cadence Design Systems, Inc.
(a)
.............. 44,373 16,177,065
Dynatrace, Inc.
(a)
......................... 48,356 2,544,009
Fair Isaac Corp.
(a)
......................... 3,948 5,672,171
Fortinet, Inc.
(a)
........................... 105,877 10,577,112
Gen Digital, Inc. .......................... 84,634 2,495,857
Guidewire Software, Inc.
(a)
................... 12,829 2,902,176
HubSpot, Inc.
(a)
.......................... 7,935 4,123,423
Intuit, Inc. .............................. 45,223 35,505,934
Microsoft Corp. .......................... 1,142,438 609,490,673
Oracle Corp. ............................ 272,179 69,070,865
PTC, Inc.
(a)
............................. 19,487 4,186,002
RingCentral, Inc. , Class A
(a)
.................. 12,338 314,496
Roper Technologies, Inc. .................... 17,328 9,537,331
Salesforce, Inc. .......................... 155,458 40,159,465
ServiceNow, Inc.
(a) (b)
....................... 33,486 31,581,316
Synopsys, Inc.
(a)
......................... 29,923 18,955,323
Teradata Corp.
(a)
......................... 16,200 339,066
Workday, Inc. , Class A
(a)
.................... 34,828 7,988,847

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Zscaler, Inc.
(a)
........................... 16,253 $ 4,641,207
916,455,660
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 75,824 15,800,963
Crown Castle, Inc. ........................ 70,669 7,426,605
Digital Realty Trust, Inc. .................... 54,407 9,599,571
Equinix, Inc. ............................ 15,862 12,454,367
Iron Mountain, Inc. ........................ 47,442 4,618,953
SBA Communications Corp. , Class A ............ 17,400 3,910,128
53,810,587
a
Specialty Retail  —  2 .1%
AutoNation, Inc.
(a)
......................... 4,764 917,737
Best Buy Co., Inc. ........................ 32,756 2,131,105
Buckle, Inc. (The) ........................ 5,451 269,116
CarMax, Inc.
(a)
........................... 24,597 1,392,436
Foot Locker, Inc.
(a)
........................ 13,137 328,950
GameStop Corp. , Class A
(a) (b)
................. 68,689 1,542,068
Gap, Inc. (The) .......................... 39,660 771,784
Home Depot, Inc. (The) .................... 160,735 59,071,720
Lowe's Companies, Inc. .................... 90,415 20,214,082
ODP Corp. (The)
(a) (b)
....................... 5,639 100,600
Signet Jewelers Ltd. ....................... 6,234 493,109
Tractor Supply Co. ........................ 86,255 4,912,222
Ulta Beauty, Inc.
(a)
........................ 7,323 3,771,418
Williams-Sonoma, Inc. ..................... 19,872 3,717,058
99,633,405
a
Technology Hardware, Storage & Peripherals  —  0 .5%
Dell Technologies, Inc. , Class C ............... 52,209 6,927,612
Hewlett Packard Enterprise Co. ............... 212,844 4,403,742
HP, Inc. ............................... 151,408 3,754,919
NetApp, Inc. ............................ 33,386 3,476,484
Seagate Technology Holdings PLC ............. 34,081 5,351,058
Xerox Holdings Corp. ...................... 19,072 77,242
23,991,057
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Capri Holdings Ltd.
(a) (b)
..................... 18,896 343,718
Columbia Sportswear Co. ................... 4,609 260,731
Deckers Outdoor Corp.
(a)
.................... 24,706 2,623,036
Hanesbrands, Inc.
(a)
....................... 56,896 232,705
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc. , Class B ....................... 190,324 $ 14,215,300
PVH Corp. ............................. 8,395 616,361
Under Armour, Inc. , Class A
(a)
................. 29,850 198,204
Under Armour, Inc. , Class C , NVS
(a)
............ 24,060 151,578
VF Corp. .............................. 53,492 626,926
Wolverine World Wide, Inc. .................. 13,054 294,759
19,563,318
a
Trading Companies & Distributors  —  0 .7%
Air Lease Corp. , Class A .................... 17,088 946,675
Applied Industrial Technologies, Inc. ............ 6,276 1,703,934
Fastenal Co. ............................ 185,472 8,555,823
Ferguson Enterprises, Inc. ................... 32,105 7,170,010
United Rentals, Inc. ....................... 10,607 9,365,345
WW Grainger, Inc. ........................ 7,397 7,689,477
35,431,264
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 31,576 4,428,218
Essential Utilities, Inc. ...................... 42,126 1,550,237
5,978,455
Total Long-Term Investments — 99.8%
(Cost: $ 2,886,771,167 ) ............................... 4,759,664,845
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(c) (d) (e)
...................... 31,686,138 31,698,813
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 4,675,530 4,675,530
a
Total Short-Term Securities — 0.8%
(Cost: $ 36,372,410 ) ................................. 36,374,343
Total Investments — 100.6%
(Cost: $ 2,923,143,577 ) ............................... 4,796,039,188
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (28,806,055)
Net Assets — 100.0% ................................. $ 4,767,233,133
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
  Shares Held
at 07/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,880,749  $ 23,818,001
(a)
$ —  $ 240  $ (177) $ 31,698,813  31,686,138  $ 13,267
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 7,162,738  —  (2,487,208)
(a)
—  —  4,675,530  4,675,530  75,828  —
BlackRock, Inc. ... 22,562,108  56,414  (940,143) 502,433  4,147,756  26,328,568  23,805  126,369  —
$ 502,673  $ 4,147,579
$ 62,702,911
$ 215,464  $ —

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
ESG MSCI KLD 400 ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 21 09/19/25 $ 6,693 $ 84,603
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,759,664,845  $ —  $ —  $ 4,759,664,845
Short-Term Securities
Money Market Funds ...................................... 36,374,343  —  —  36,374,343
$ 4,796,039,188  $ —  $ —  $ 4,796,039,188
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 84,603  $ —  $ —  $ 84,603
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust